FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Investments Measured at Fair Value and NAV
Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025 (Level 1, 2 and 3 inputs are defined above):

	Fair Value Measurements Using Input Type
	Level 1	Level 2	Level 3	Total
Mutual Funds	$281,328,957	$—	$—	$281,328,957
Common Stock Fund	—	71,263,125	—	71,263,125
Investments measured at fair value	281,328,957	71,263,125	—	352,592,082

Pooled Separate Accounts	—	—	—	353,650,053
Common Collective Trusts	—	—	—	32
Investments measured at net unit value	—	—	—	353,650,085

Total investments	$281,328,957	$71,263,125	$—	$706,242,167

Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2024 (Level 1, 2 and 3 inputs are defined above):

	Fair Value Measurements Using Input Type
	Level 1	Level 2	Level 3	Total
Mutual Funds	$481,424,959	$—	$—	$481,424,959
Common Stock Fund	—	64,357,403	—	64,357,403
Investments measured at fair value	481,424,959	64,357,403	—	545,782,362

Pooled Separate Accounts	—	—	—	12,591,257
Common Collective Trusts	—	—	—	73,732,134
Investments measured at net unit value	—	—	—	86,323,391

Total investments	$481,424,959	$64,357,403	$—	$632,105,753
The following table summarizes investments for which fair value is measured using net unit value per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Pooled Separate Accounts	$353,650,053	None	Daily	12 months
Common Collective Trust	$32	None	Daily	12 months

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Pooled Separate Accounts	$12,591,257	None	Daily	12 months
Common Collective Trust	$73,732,134	None	Daily	12 months